Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Parties
Schedule of key management personnel

	2022	2021	2020
	€’000	€’000	€’000
Basic salary	1,471	683	135
Short-term employee benefits	498	5	-
Other long-term benefits	80	3	-
Share-based compensation	2,957	183	1,066
Total	5,006	874	1,201